Stock-based Compensation (Narrative) (Details) - $ / shares			6 Months Ended	12 Months Ended
	Jul. 08, 2025	Apr. 17, 2025	Sep. 30, 2025	Mar. 31, 2025
Stock option plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option plan, maximum term			10 years
Restricted share units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted			5,606,000	6,050,000
Restricted share units [Member] | Employees, officers, directors and eligible consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	2,809,000	2,797,000
RSU granted fair value per share	$ 3.03	$ 2.05